Basic and Diluted Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and Diluted Earnings Per Share [Abstract]
Schedule of Basic Earnings Per Share is Based on the Profit Attributable to Ordinary Shareholders

The calculation of basic earnings per share is based on the profit attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding, which is calculated as follows:

	For the year ended December 31, 2023	For the year ended December 31, 2024
	MYR	MYR	USD
Profit for the year	3,754,385	3,512,168	785,807
Weighted average number of ordinary shares	20,000,000	20,031,151	20,031,151
Basic earnings per share	0.19	0.18	0.04

Schedule of Diluted Earnings Per Share	Diluted earnings per share
	For the year ended December 31, 2023	For the year ended December 31, 2024
	MYR	MYR	USD
Net earnings allocated to ordinary share	3,754,385	3,512,168	785,807
Add: Effect on interest expenses of AI RCPS	100,648	—	—
Net earnings used in the computation of diluted earnings per share	3,855,033	3,512,168	785,807

Weighted average number of ordinary shares	20,000,000	20,031,151	20,031,151
Effect of redeemable convertible preference shares	67,069	—	—
Weighted average number of ordinary shares in the computation of diluted earnings per share	20,067,069	20,031,151	20,031,151
Diluted earnings per share	0.19	0.18	0.04